PENSION AND OTHER POST-EMPLOYMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2013
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Schedule of changes in benefit obligations, plan assets, funded status and amounts recognized in the balance sheet

	Pension Benefits		Other Benefits
(In millions)	2013	2012	2013	2012
Beginning benefit obligations	$463.6	$402.7	$35.1	$30.2
Service cost—benefits earned during the year	5.2	3.9	1.1	1.0
Interest cost on projected benefit obligations	14.4	15.6	1.3	1.3
Actuarial assumptions (gains) losses	(25.7)	72.2	(3.8)	2.6
Settlements and curtailments	(50.4)	(30.9)	—	—
Benefits paid	(2.8)	(2.2)	(1.3)	(0.1)
Exchange rate changes	(0.3)	2.3	0.2	0.1
Benefit obligations at end of year	$404.0	$463.6	$32.6	$35.1

Beginning fair value of plan assets	$312.1	$280.7	$—	$—
Actual return on plan assets	(1.4)	32.8	—	—
Employer contributions	18.5	28.2	0.9	0.1
Settlements	(50.4)	(29.3)	—	—
Benefits paid	(2.8)	(2.2)	(1.3)	(0.1)
Exchange rate changes	0.1	1.9	0.4	—
Fair value of plan assets at end of year	$276.1	$312.1	$—	$—
Underfunded status at end of year	$(127.9)	$(151.5)	$(32.6)	$(35.1)

Amounts in the consolidated balance sheets include:
Other assets	$1.3	$2.2	$—	$—
Pension, post-retirement and post employment liabilities	(129.2)	(153.7)	(32.6)	(35.1)
Balance in the consolidated balance sheet at end of year	$(127.9)	$(151.5)	$(32.6)	$(35.1)

Amounts in accumulated other comprehensive loss include:
Prior service (benefit)	1.2	—	(0.3)	(0.5)
Transition obligation	0.1	0.2	—	—
Balance in accumulated other comprehensive loss at end of year	$1.3	$0.2	$(0.3)	$(0.5)

Accumulated benefit obligation	$375.7	$428.0	$32.6	$35.1

Schedule of accumulated benefit obligation in excess of plan assets

	Years Ended December 31,
(In millions)	2013	2012
Projected benefit obligation	$366.3	$449.3
Accumulated benefit obligation	356.1	430.2
Fair value of pension plan assets	210.8	263.1

Schedule of net periodic benefit cost

	Pension Benefits			Other Benefits
	Years Ended December 31,			Years Ended December 31,
(In millions)	2013	2012	2011	2013	2012	2011
Service cost — benefits earned during the period	$5.2	$3.9	$3.5	$1.1	$1.0	$0.9
Interest cost on projected benefit obligations	14.4	15.6	17.0	1.3	1.3	1.3
Expected return on pension plan assets	$(17.1)	$(16.6)	$(19.1)	$—	$—	$—
Amortization of prior service (benefit)	—	—	—	(0.2)	(0.2)	(0.2)
Amortization of transition cost	0.1	0.1	0.1	—	—	—

Sub-total	$2.6	$3.0	$1.5	$2.2	$2.1	$2.0
Net actuarial (gains) losses	(8.2)	56.3	87.5	(3.8)	2.6	4.0
Curtailments	—	(1.4)	—	—	—	—
Total Pension and Other Post-Employment Benefit costs:	$(5.6)	$57.9	$89.0	$(1.6)	$4.7	$6.0

Schedule of weighted-average assumptions used to determine benefit obligations and net periodic benefit cost

	Pension Benefits		Other Benefits
	December 31,		December 31,
	2013	2012	2013	2012
Discount rate	4.08%	3.21%	4.98%	3.75%
Rate of compensation increase	3.22%	3.58%	3.08%	3.48%

        The discount rate was determined based on the yield to maturity of high-quality corporate bonds and considering the duration of the pension plan obligations. The Citigroup Pension Discount Curve is used in developing the discount rate for the U.S. Pension Plan.
        Weighted-average assumptions used to determine net periodic benefit cost are established at the beginning of the plan year and were as follows:

	Pension Benefits			Other Benefits
	Years Ended December 31,			Years Ended December 31,
	2013	2012	2011	2013	2012	2011
Discount rate	3.26%	4.03%	5.59%	3.75%	4.29%	5.28%
Expected long term return on pension plan assets	5.22%	5.65%	6.91%	—%	—%	—%
Rate of compensation increase	3.59%	4.00%	4.02%	3.48%	3.94%	3.94%

Schedule of assumed health care cost trend rates

	December 31,
	2013	2012	2011
Health care cost trend rate assumed for next year	6.9%	7.8%	7.4%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.9%	4.9%	5.0%
Year that the rate reaches the ultimate trend rate	2023	2023	2017

Schedule of effect of one-percentage-point change in assumed health care cost trend rates

(In millions)	1-Percentage-Point Increase	1-Percentage-Point Decrease
Effect on total of service and interest cost	$—	$—
Increase/(decrease) in post-employment benefit obligation	0.2	0.3

Schedule of fair values of the pension plan assets by asset category

	December 31, 2013			December 31, 2012
(In millions)	Total	Level 1	Level 2	Total	Level 1	Level 2
Cash and cash equivalents	$13.0	$13.0	$—	$11.4	$11.4	$—
Equity securities:
U.S. large-cap	16.3	—	16.3	13.6	—	13.6
U.S. mid-cap growth	3.1	—	3.1	2.8	—	2.8
U.S. small-cap growth	0.1	—	0.1	1.5	—	1.5
Emerging markets	2.8	—	2.8	3.1	—	3.1
Real estate investment trusts	5.6	—	5.6	13.4	—	13.4
International large-cap value	37.0	8.5	28.5	28.3	—	28.3
Hedge fund	17.4	—	17.4	15.7	—	15.7
Fixed income securities:
Government bonds	72.8	—	72.8	83.5	—	83.5
Corporate bonds	101.7	—	101.7	138.8	—	138.8
Emerging markets	6.3	—	6.3	—	—	—
Total	$276.1	$21.5	$254.6	$312.1	$11.4	$300.7

Schedule of estimated future benefit payments expected to be paid

(In millions)	Pension Benefits	Other Benefits
2014	$29.3	$0.8
2015	29.5	1.0
2016	29.5	1.1
2017	30.8	1.1
2018	29.7	1.3
Years 2019 - 2023	147.8	6.5